Receivables from Financial Services - Changes in Allowance for Credit Losses on Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	¥ 65,479	¥ 46,083	¥ 36,767
Remeasurement	70,506	49,454	26,829
Write-offs	(54,155)	(36,663)	(19,942)
Exchange differences on translating foreign operations	(3,380)	6,605	2,429
Balance at end of year	78,450	65,479	46,083
Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	555	465	487
Remeasurement	158	77	(3)
Write-offs	(29)	(43)	(35)
Exchange differences on translating foreign operations	3	56	16
Balance at end of year	687	555	465
Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	2,965	2,104	1,809
Remeasurement	299	526	192
Write-offs	(82)	6	33
Exchange differences on translating foreign operations	(194)	329	70
Balance at end of year	2,988	2,965	2,104
Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	68,999	48,652	39,063
Remeasurement	70,963	50,057	27,018
Write-offs	(54,266)	(36,700)	(19,944)
Exchange differences on translating foreign operations	(3,571)	6,990	2,515
Balance at end of year	82,125	68,999	48,652
12-month ECL [member]
Disclosure of financial assets [line items]
Write-offs
12-month ECL [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	37,139	26,467	23,789
Remeasurement	5,422	6,823	868
Write-offs
Exchange differences on translating foreign operations	(1,533)	3,849	1,810
Balance at end of year	41,028	37,139	26,467
12-month ECL [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	255	192	139
Remeasurement	(79)	46	49
Write-offs
Exchange differences on translating foreign operations	1	17	4
Balance at end of year	177	255	192
12-month ECL [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,502	976	1,176
Remeasurement	172	377	(263)
Write-offs
Exchange differences on translating foreign operations	(6)	149	63
Balance at end of year	1,668	1,502	976
12-month ECL [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	38,896	27,635	25,104
Remeasurement	5,515	7,246	654
Write-offs
Exchange differences on translating foreign operations	(1,538)	4,015	1,877
Balance at end of year	42,873	38,896	27,635
Lifetime ECL [member] | Not credit-impaired [member]
Disclosure of financial assets [line items]
Write-offs
Lifetime ECL [member] | Not credit-impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	14,278	11,072	5,514
Remeasurement	5,695	1,732	5,288
Write-offs
Exchange differences on translating foreign operations	(484)	1,474	270
Balance at end of year	19,489	14,278	11,072
Lifetime ECL [member] | Not credit-impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	94	69	92
Remeasurement	105	15	(28)
Write-offs
Exchange differences on translating foreign operations	(1)	10	5
Balance at end of year	198	94	69
Lifetime ECL [member] | Not credit-impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	62	10	17
Remeasurement	(27)	49	(8)
Write-offs
Exchange differences on translating foreign operations		3	1
Balance at end of year	35	62	10
Lifetime ECL [member] | Not credit-impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	14,434	11,151	5,623
Remeasurement	5,773	1,796	5,252
Write-offs
Exchange differences on translating foreign operations	(485)	1,487	276
Balance at end of year	19,722	14,434	11,151
Lifetime ECL [member] | Credit-impaired [member] | Retail [member]
Disclosure of financial assets [line items]
Balance at beginning of year	14,062	8,544	7,464
Remeasurement	59,389	40,899	20,673
Write-offs	(54,155)	(36,663)	(19,942)
Exchange differences on translating foreign operations	(1,363)	1,282	349
Balance at end of year	17,933	14,062	8,544
Lifetime ECL [member] | Credit-impaired [member] | Finance lease [member]
Disclosure of financial assets [line items]
Balance at beginning of year	206	204	256
Remeasurement	132	16	(24)
Write-offs	(29)	(43)	(35)
Exchange differences on translating foreign operations	3	29	7
Balance at end of year	312	206	204
Lifetime ECL [member] | Credit-impaired [member] | Wholesale [member]
Disclosure of financial assets [line items]
Balance at beginning of year	1,401	1,118	616
Remeasurement	154	100	463
Write-offs	(82)	6	33
Exchange differences on translating foreign operations	(188)	177	6
Balance at end of year	1,285	1,401	1,118
Lifetime ECL [member] | Credit-impaired [member] | Financial Services receivables [member]
Disclosure of financial assets [line items]
Balance at beginning of year	15,669	9,866	8,336
Remeasurement	59,675	41,015	21,112
Write-offs	(54,266)	(36,700)	(19,944)
Exchange differences on translating foreign operations	(1,548)	1,488	362
Balance at end of year	¥ 19,530	¥ 15,669	¥ 9,866